Bank Financing and Debt (Schedule of Debt) (Details) - USD ($)	Dec. 31, 2017	Nov. 30, 2017	Jul. 31, 2017	Dec. 31, 2016	Jul. 31, 2016
Debt Instrument [Line Items]
Commercial paper	$ 679,000,000			$ 450,000,000
Carrying value of senior debt	9,430,000,000			8,850,000,000
Obligations under capital leases	57,000,000			75,000,000
Total debt	10,162,000,000			9,375,000,000
Current portion of long-term debt	19,000,000			23,000,000
Total long-term debt, net of current portion	9,464,000,000			8,902,000,000
Net unamortized discount on senior debt	65,000,000			52,000,000
Unamortized deferred financing costs	47,000,000			43,000,000
Decrease (increase) in the carrying value of debt relating to previously settled fair value hedges	3,000,000			(5,000,000)
Face value of debt	10,280,000,000			9,470,000,000
Senior Notes due 2017 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 0			399,000,000
Stated interest rate	1.95%		1.95%
Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 0			305,000,000
Stated interest rate	4.625%		4.625%
Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 604,000,000			606,000,000
Stated interest rate	2.30%
Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 0			499,000,000
Stated interest rate	5.75%	5.75%
Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 299,000,000			299,000,000
Stated interest rate	4.30%
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 696,000,000			695,000,000
Stated interest rate	3.375%
Senior Notes due 2023 2.50% [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 396,000,000			0
Stated interest rate	2.50%
Face value of debt			$ 400,000,000
Senior Notes due 2023 2.90% [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 395,000,000			0
Stated interest rate	2.90%
Face value of debt		$ 400,000,000
Debentures due 2023 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 187,000,000			187,000,000
Stated interest rate	7.875%
Senior Notes due 2023 7.125% [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 46,000,000			46,000,000
Stated interest rate	7.125%
Senior Notes due 2024 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 597,000,000			596,000,000
Stated interest rate	3.70%
Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 589,000,000			587,000,000
Stated interest rate	3.50%
Senior Notes due 2026 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 785,000,000			783,000,000
Stated interest rate	4.00%
Senior Notes due 2027 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 684,000,000			683,000,000
Stated interest rate	2.90%				2.90%
Face value of debt					$ 700,000,000
Senior Notes due 2028 3.375% [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 493,000,000			0
Stated interest rate	3.375%
Face value of debt			$ 500,000,000
Senior Notes due 2028 3.70% [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 489,000,000			0
Stated interest rate	3.70%
Face value of debt		$ 500,000,000
Senior Debentures due 2030 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 832,000,000			833,000,000
Stated interest rate	7.875%
Senior Debentures due 2033 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 425,000,000			425,000,000
Stated interest rate	5.50%
Senior Notes due 2040 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 297,000,000			297,000,000
Stated interest rate	5.90%
Senior Notes due 2042 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 485,000,000			485,000,000
Stated interest rate	4.85%
Senior Notes due 2044 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 539,000,000			538,000,000
Stated interest rate	4.90%
Senior Notes due 2045 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt	$ 588,000,000			$ 587,000,000
Stated interest rate	4.60%